Condensed Consolidated Balance Sheet (Parentheticals) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, from related parties (in Dollars)	$ 3,089,328	$ 396,488
Accounts receivable, net of allowance for credit losses (in Dollars)	2,420,620	2,270,620
Accrued expenses and other current liabilities, including with related parties (in Dollars)	267,006	2,415,966
Contract liabilities, including with related parties (in Dollars)	$ 106,585	$ 1,160,848
Class A ordinary shares subject to possible redemption, par value (in Dollars per share)			$ 0.0001
Class A ordinary shares subject to possible redemption shares at redemption value			27,600,000
Preferred shares, par value (in Dollars per share)			$ 0.0001
Preferred shares, shares authorized			1,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary Shares
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		250,000,000	250,000,000
Common stock, shares issued		5,619,077	0
Common stock, shares outstanding		5,619,077	0
Class B Ordinary Shares
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		25,000,000	25,000,000
Common stock, shares issued		1,280,923	6,900,000
Common stock, shares outstanding		1,280,923	6,900,000
Previously Reported
Class A ordinary shares subject to possible redemption, par value (in Dollars per share)		$ 0.0001
Class A ordinary shares subject to possible redemption shares at redemption value		1,408,555
Preferred shares, par value (in Dollars per share)		$ 0.0001
Preferred shares, shares authorized		1,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Previously Reported | Class A Ordinary Shares
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		250,000,000
Common stock, shares issued		5,619,077
Common stock, shares outstanding		5,619,077
Previously Reported | Class B Ordinary Shares
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		25,000,000
Common stock, shares issued		1,280,923
Common stock, shares outstanding		1,280,923